Accrued Salaries and Payroll Taxes - Related Parties And Other (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Accrued Salaries and Payroll Taxes - Related Parties And Other (Details)
Accrued salaries - related parties	$ 2,999,000	$ 2,823,000
Accrued payroll taxes - related parties	130,000	130,000
Accrued employee bonuses		214,000
Withholding tax - payroll	33,000	52,000
Total	$ 3,162,000	$ 3,219,000